UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02671

Deutsche DWS Municipal Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2021

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

November 30, 2021
Semiannual Report
to Shareholders
DWS Managed Municipal Bond Fund

Contents
4	Letter to Shareholders
5	Performance Summary
9	Portfolio Management Team
10	Portfolio Summary
11	Investment Portfolio
36	Statement of Assets and Liabilities
38	Statement of Operations
39	Statements of Changes in Net Assets
40	Financial Highlights
44	Notes to Financial Statements
55	Information About Your Fund’s Expenses
57	Advisory Agreement Board Considerations and Fee Evaluation
62	Account Management Resources
64	Privacy Statement
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2	|	DWS Managed Municipal Bond Fund

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds” ) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. The Fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the Fund’s gains or losses. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the ongoing pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
DWS Managed Municipal Bond Fund	|	3

Letter to Shareholders
Dear Shareholder:
The economic outlook remains moderately positive overall, buoyed by good corporate earnings and continued support from central banks. While the U.S. and Asia are acting as growth engines, there is still some uncertainty whether the current momentum is sustainable.
Inflation came back into focus sooner than expected as a result of the combination of the growth upswing, stimulus packages, expansive central banks, and sharply rising oil prices. These circumstances may, to a great extent, prove to be a temporary phenomenon driven by one-time, pandemic-related effects. For example, the massive underutilization of productive capacity and labor in 2020 depressed prices last year. Normalization of commodity prices alone is providing a significant base effect. We expect to see inflation begin to decline in 2022, as economic activity returns to a more typical level.
Our CIO office believes the U.S. Federal Reserve will likely stop asset purchases by the end of the first quarter of 2022. We believe this step is an attempt to manage inflation expectations and it will likely be followed by a series of rate hikes beginning in 2022.
The scope and pace of recovery is likely to remain uneven among regions, asset classes and investment sectors. We believe that this underscores the value add of active portfolio management. We also believe that the strong partnership between our portfolio managers and our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — makes an important difference in making strategic and tactical decisions for the DWS Funds.
Thank you for your trust. We welcome the opportunity to help you navigate these unusual times. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,
Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.
4	|	DWS Managed Municipal Bond Fund

Performance Summary	November 30, 2021 (Unaudited)
Class A	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/21
Unadjusted for Sales Charge	0.64%	3.14%	4.01%	3.99%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–2.12%	0.30%	3.44%	3.70%
Bloomberg Municipal Bond Index†	0.56%	1.97%	4.38%	3.90%
Average Annual Total Returns as of 9/30/21 (most recent calendar quarter end)
Unadjusted for Sales Charge		4.07%	2.83%	3.90%
Adjusted for the Maximum Sales Charge (max 2.75% load)		1.20%	2.25%	3.61%
Bloomberg Municipal Bond Index†		2.63%	3.26%	3.87%
Class C	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/21
Unadjusted for Sales Charge	0.25%	2.33%	3.20%	3.18%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–0.75%	2.33%	3.20%	3.18%
Bloomberg Municipal Bond Index†	0.56%	1.97%	4.38%	3.90%
Average Annual Total Returns as of 9/30/21 (most recent calendar quarter end)
Unadjusted for Sales Charge		3.25%	2.02%	3.09%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		3.25%	2.02%	3.09%
Bloomberg Municipal Bond Index†		2.63%	3.26%	3.87%
Class S	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/21
No Sales Charges	0.86%	3.47%	4.25%	4.21%
Bloomberg Municipal Bond Index†	0.56%	1.97%	4.38%	3.90%
Average Annual Total Returns as of 9/30/21 (most recent calendar quarter end)
No Sales Charges		4.28%	3.06%	4.11%
Bloomberg Municipal Bond Index†		2.63%	3.26%	3.87%

DWS Managed Municipal Bond Fund	|	5

Institutional Class	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/21
No Sales Charges	0.76%	3.48%	4.26%	4.24%
Bloomberg Municipal Bond Index†	0.56%	1.97%	4.38%	3.90%
Average Annual Total Returns as of 9/30/21 (most recent calendar quarter end)
No Sales Charges		4.30%	3.07%	4.15%
Bloomberg Municipal Bond Index†		2.63%	3.26%	3.87%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2021 are 0.76%, 1.55%, 0.61% and 0.54% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
A portion of the Fund’s distributions may be subject to federal, state and local taxes and the alternative minimum tax.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
6	|	DWS Managed Municipal Bond Fund

Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended November 30

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
†	Bloomberg Municipal Bond Index (name changed from Bloomberg Barclays Municipal Bond Index, effective August 24, 2021) covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
‡	Total returns shown for periods less than one year are not annualized.

DWS Managed Municipal Bond Fund	|	7

	Class A	Class C	Class S	Institutional Class
Net Asset Value
11/30/21	$ 9.33	$ 9.33	$ 9.35	$ 9.34
5/31/21	$ 9.39	$ 9.39	$ 9.40	$ 9.40
Distribution Information as of 11/30/21
Income Dividends, Six Months	$ .12	$ .08	$ .13	$ .13
November Income Dividend	$ .0199	$ .0141	$ .0217	$ .0216
SEC 30-day Yield‡‡	.85%	.11%	1.09%	1.09%
Tax Equivalent Yield‡‡	1.44%	.19%	1.84%	1.84%
Current Annualized Distribution Rate‡‡	2.59%	1.83%	2.82%	2.82%
‡‡	The SEC yield is net investment income per share earned over the month ended November 30, 2021, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 0.07%, 1.01% and 1.04% for Class C, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund’s yield and a marginal income tax rate of 40.8%. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on November 30, 2021. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 1.79%, 2.74% and 2.77% for Class C, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.
8	|	DWS Managed Municipal Bond Fund

Portfolio Management Team
Matthew J. Caggiano, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 1999.
—
Joined DWS in 1989.
—
Co-Head of Municipal Bond Department.
—
BS, Pennsylvania State University; MS, Boston College.
Chad H. Farrington, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2018.
—	Joined DWS in 2018 with 20 years of industry experience; previously, worked as Portfolio Manager, Head of Municipal Research, and Senior Credit Analyst at Columbia Threadneedle.
—	Co-Head of Municipal Bond Department.
—	BS, Montana State University.
Michael J. Generazo, Senior Portfolio Manager Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2010.
—
Joined DWS in 1999.
—
BS, Bryant College; MBA, Suffolk University.
DWS Managed Municipal Bond Fund	|	9

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Open-End Investment Companies)	11/30/21	5/31/21
Revenue Bonds	77%	76%
General Obligation Bonds	9%	10%
Lease Obligations	9%	9%
Escrow to Maturity/Prerefunded Bonds	4%	5%
Variable Rate Demand Notes	1%	0%
	100%	100%
Interest Rate Sensitivity	11/30/21	5/31/21
Effective Maturity	6.3 years	6.4 years
Modified Duration	5.3 years	5.4 years
Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current interest rate environment.
Quality (As a % of Investment Portfolio excluding Open-End Investment Companies)	11/30/21	5/31/21
AAA	10%	11%
AA	41%	37%
A	27%	29%
BBB	13%	15%
BB	2%	2%
B	0%	—
Not Rated	7%	6%
	100%	100%
The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s” ), Fitch Ratings, Inc. (“Fitch” ) or S&P Global Ratings (“S&P” ) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Top Five State Allocations (As a % of Investment Portfolio excluding Open-End Investment Companies)	11/30/21	5/31/21
New York	17%	18%
Texas	11%	11%
California	10%	9%
Florida	7%	8%
Washington	6%	6%
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 11. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 62 for contact information.
10	|	DWS Managed Municipal Bond Fund

Investment Portfolio	as of November 30, 2021 (Unaudited)
	Principal Amount ($)	Value ($)
Municipal Investments 99.7%
Arizona 1.2%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032, GTY: Citigroup Global Markets	1,600,000	2,115,583
5.0%, 12/1/2037, GTY: Citigroup Global Markets	8,405,000	11,796,562
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	5,490,000	6,136,941
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	4,560,000	5,277,907
Phoenix, AZ, Civic Improvement Corp., Rental Car Facility Revenue, Series A, 4.0%, 7/1/2045	7,000,000	7,943,832
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
Series 2022, 144A, 4.0%, 6/15/2051(a)	2,855,000	2,936,858
Series 2022, 144A, 4.0%, 6/15/2057(a)	3,570,000	3,649,593
144A, 5.0%, 6/15/2049	1,445,000	1,525,348
144A, 5.0%, 6/15/2052	2,995,000	3,111,370
		44,493,994
California 10.0%
California, Community Housing Agency, Essential Housing Revenue, Verdant at Green Valley Project, Series A, 144A, 5.0%, 8/1/2049	9,500,000	10,537,801
California, Educational Facilities Authority Revenue, Stanford University, Series V-1, 5.0%, 5/1/2049	11,500,000	18,240,074
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series A, 5.0%, 6/1/2040	5,285,000	6,122,234
Series A, Prerefunded, 5.0%, 6/1/2040	6,480,000	7,501,641
Series A-1, 5.0%, 6/1/2047	1,725,000	1,762,418
Series A-2, 5.0%, 6/1/2047	7,875,000	8,045,814
California, Housing Finance Agency Municipal Certificates:
“A", 3.25%, 8/20/2036	8,655,000	9,816,432
“A", Series 2021-2, 3.75%, 3/25/2035	19,960,639	23,606,144
California, Housing Finance Agency, Municipal Certificates, “A” , Series 2021-1, 3.5%, 11/20/2035	5,531,018	6,317,875
California, Moreno Valley Unified School District Election 2014, General Obligtion, Series C, 3.0%, 8/1/2050, INS: BAM	7,000,000	7,478,720
The accompanying notes are an integral part of the financial statements.
DWS Managed Municipal Bond Fund	|	11

	Principal Amount ($)	Value ($)
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	2,395,000	2,841,448
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	15,315,000	23,422,517
California, Public Finance Authority Revenue, Sharp Healthcare Obligated Group:
Series B, 0.03% (b), 12/1/2021, LOC: Barclays Bank PLC	200,000	200,000
Series C, 0.03% (b), 12/1/2021, LOC: Barclays Bank PLC	1,500,000	1,500,000
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	1,560,000	1,684,740
4.0%, 9/1/2046	2,905,000	3,197,525
California, State General Obligation:
Series A3, 0.02% (b), 12/1/2021, LOC: State Street B&T Co.	290,000	290,000
5.0%, 2/1/2032	25,000,000	25,198,133
5.0%, 2/1/2033	8,000,000	8,063,402
5.25%, 4/1/2035	15,340,000	15,593,340
California, State Health Facilities Financing Authority Revenue, Adventist Health System:
Series B, 0.02% (b), 12/1/2021, LOC: U.S. Bank NA	1,535,000	1,535,000
Series B, 0.02% (b), 12/1/2021, LOC: U.S. Bank N.A.	200,000	200,000
California, State Health Facilities Financing Authority Revenue, Sutter Health Obligated Group, Series A, Prerefunded, 5.0%, 8/15/2043	10,000,000	11,685,749
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project, Series A, AMT, 5.0%, 12/31/2047	3,200,000	3,812,466
California, State Public Finance Authority Revenue, ENSO Village Project:
Series A, 144A, 5.0%, 11/15/2046	675,000	776,376
Series A, 144A, 5.0%, 11/15/2051	340,000	390,282
California, State Public Works Board, Lease Revenue:
Series C, 5.0%, 8/1/2032(a)	3,600,000	4,572,916
Series A, 5.0%, 8/1/2033(a)	6,250,000	8,169,596
Series C, 5.0%, 8/1/2033(a)	3,765,000	4,774,087
California, State University Revenue, Series A, 5.0%, 11/1/2038	7,410,000	8,630,652
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Kaiser Foundation, Series A, 5.0%, 4/1/2042	5,295,000	5,377,539
The accompanying notes are an integral part of the financial statements.
12	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 144A, 5.0%, 12/1/2046	3,500,000	4,010,040
Series A, 5.25%, 12/1/2044	7,765,000	8,760,353
Series A, 144A, 5.5%, 12/1/2058	2,705,000	3,317,408
Los Angeles, CA, Department of Airports Revenue:
Series B, AMT, 5.0%, 5/15/2029	8,625,000	10,709,743
Series B, AMT, 5.0%, 5/15/2030	5,715,000	7,066,687
Series C, AMT, 5.0%, 5/15/2030	3,910,000	4,803,471
Series C, AMT, 5.0%, 5/15/2031	3,910,000	4,800,808
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series D, AMT, 5.0%, 5/15/2048	15,000,000	18,377,054
Sacramento County, CA, Airport Systems Revenue:
Series C, AMT, 5.0%, 7/1/2029	9,455,000	11,666,435
Series C, AMT, 5.0%, 7/1/2030	13,690,000	16,853,621
Series C, AMT, 5.0%, 7/1/2031	3,500,000	4,294,806
Series C, AMT, 5.0%, 7/1/2032	3,000,000	3,678,283
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2043	12,500,000	13,414,610
University of California, State Revenues:
Series O, 4.0%, 5/15/2029	4,165,000	4,961,643
Series O, 4.0%, 5/15/2030	5,000,000	5,924,020
Series O, 4.0%, 5/15/2031	3,335,000	3,930,677
		357,914,580
Colorado 6.2%
Colorado, Certificates of Participation, Series A, 4.0%, 12/15/2035	5,000,000	5,889,095
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	3,833,000	4,236,135
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co.	30,000,000	46,624,926
Colorado, State Health Facilities Authority Revenue, CommonSpirit Health, Series A-2, 5.0%, 8/1/2044	17,700,000	21,758,341
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	16,250,000	17,896,907
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-2, 4.0%, 8/1/2049	4,000,000	4,560,604
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group, Series A, 5.0%, 12/1/2043	4,890,000	5,724,950
The accompanying notes are an integral part of the financial statements.
DWS Managed Municipal Bond Fund	|	13

	Principal Amount ($)	Value ($)
Colorado, State Health Facilities Authority, Hospital Revenue, SCL Health System, Series A, 4.0%, 1/1/2037	2,615,000	3,090,525
Colorado, Trails At Crowfoot Metropolitan District No. 3, Series A, 5.0%, 12/1/2049	1,000,000	1,071,669
Denver City & County, CO, Airport Revenue:
Series A, AMT, 5.0%, 12/1/2032	14,335,000	17,684,194
Series A, AMT, 5.5%, 11/15/2028	15,000,000	16,443,169
Series A, AMT, 5.5%, 11/15/2029	14,705,000	16,110,711
Series A, AMT, 5.5%, 11/15/2030	15,080,000	16,475,125
Series A, AMT, 5.5%, 11/15/2031	5,000,000	5,468,727
Denver, CO, Convention Center Hotel Authority Revenue, 5.0%, 12/1/2040	2,770,000	3,169,438
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	5,050,000	5,491,233
Douglas County, CO, Rampart Range Metropolitan District No. 5:
4.0%, 12/1/2041	1,000,000	1,031,702
Series 2021, 4.0%, 12/1/2051	3,450,000	3,534,875
University of Colorado, Hospital Authority Revenue, Series A, 5.0%, 11/15/2042	26,010,000	27,130,342
		223,392,668
Connecticut 2.4%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, 144A, 5.0%, 4/1/2039	12,000,000	13,754,230
Connecticut, State General Obligation:
Series A, 3.0%, 1/15/2033	4,000,000	4,474,695
Series C, 5.0%, 6/15/2029	14,690,000	18,475,457
Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	2,610,000	3,076,268
Connecticut, State Health & Educational Facilities Authority Revenue, Sacred Heart University, Series K, 4.0%, 7/1/2045	5,595,000	6,426,190
Connecticut, State Health & Educational Facilities Authority Revenue, Stamford Hospital, Series J, 5.125%, 7/1/2035	18,000,000	18,505,850
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure Purpose:
Series A, 4.0%, 5/1/2038	2,655,000	3,220,913
Series A, 4.0%, 5/1/2039	6,000,000	7,257,285
Series A, 4.0%, 5/1/2040	2,265,000	2,732,382
Seies C, 5.0%, 1/1/2030	2,000,000	2,600,722
The accompanying notes are an integral part of the financial statements.
14	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Seies C, 5.0%, 1/1/2031	2,000,000	2,648,687
Seies C, 5.0%, 1/1/2032	1,665,000	2,249,247
Connecticut, Steel Point Infrastructure Improvement District Special Obligation Revenue, Steelpointe Harbor Project:
144A, 4.0%, 4/1/2041	360,000	382,527
144A, 4.0%, 4/1/2051	1,000,000	1,043,174
		86,847,627
Delaware 0.2%
Delaware, State Health Facilities Authority Revenue, BEEBE Medical Center, Inc., 5.0%, 6/1/2050	5,250,000	6,269,886
District of Columbia 1.6%
District of Columbia, General Obligation, Series A, 5.0%, 6/1/2033	10,300,000	12,031,136
District of Columbia, International School Revenue:
5.0%, 7/1/2039	300,000	364,092
5.0%, 7/1/2054	2,425,000	2,883,069
District of Columbia, Latin American Montessori Bilingual Public Charter School, 5.0%, 6/1/2050	4,810,000	5,652,942
District of Columbia, Two Rivers Public Charter School, Inc.:
5.0%, 6/1/2050	3,175,000	3,747,305
5.0%, 6/1/2055	2,665,000	3,122,566
Metropolitan Washington, DC, Airports Authority System Revenue:
Series A, AMT, 5.0%, 10/1/2031	5,355,000	6,379,552
Series A, AMT, 5.0%, 10/1/2032	5,000,000	5,956,650
AMT, 5.0%, 10/1/2042	10,805,000	13,102,649
Washington, DC, Convention & Sports Authority, Dedicated Tax Revenue:
Series A, 5.0%, 10/1/2029	1,455,000	1,769,114
Series A, 5.0%, 10/1/2030	1,455,000	1,761,752
		56,770,827
Florida 7.3%
Broward County, FL, Airport Systems Revenue:
Series A, AMT, 4.0%, 10/1/2044	2,140,000	2,466,299
Series A, AMT, 4.0%, 10/1/2049	3,425,000	3,922,668
Series Q-1, Prerefunded, 5.0%, 10/1/2037	5,000,000	5,201,659
AMT, 5.0%, 10/1/2042	10,000,000	12,026,530
AMT, 5.0%, 10/1/2047	8,950,000	10,758,033
Davie, FL, Educational Facilities Revenue, Nova Southeastern University Project, 5.0%, 4/1/2048	7,345,000	8,792,314
The accompanying notes are an integral part of the financial statements.
DWS Managed Municipal Bond Fund	|	15

	Principal Amount ($)	Value ($)
Florida, Capital Project Finance Authority, Student Housing Revenue, Loan Program:
Series A-1, 5.0%, 10/1/2032	540,000	667,568
Series A-1, 5.0%, 10/1/2033	540,000	665,607
Series A-1, 5.0%, 10/1/2034	545,000	669,777
Series A-1, 5.0%, 10/1/2035	270,000	331,095
Florida, Capital Trust Agency, Educational Growth Fund LLC, Charter School Portfolio Project, Series A-1, 144A, 5.0%, 7/1/2056	3,570,000	4,090,192
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 144A, 5.0%, 6/15/2050	2,755,000	3,154,987
Series A, 144A, 5.0%, 6/15/2055	2,415,000	2,757,104
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Brightline Passenger Rail Project, Series B, 144A, AMT, 7.375%, 1/1/2049	3,000,000	3,272,393
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project:
Series A, 144A, AMT, 6.375% (c), 1/1/2049	3,105,000	3,176,026
Series A, 144A, AMT, 6.5% (c), 1/1/2049	3,400,000	3,472,742
Florida, Higher Educational Facilities Financing Authority Revenue, Ringling College Project:
5.0%, 3/1/2029	985,000	1,168,966
5.0%, 3/1/2032	1,105,000	1,301,066
5.0%, 3/1/2034	1,200,000	1,408,956
Florida, Higher Educational Facilities Financing Authority Revenue, Rollins College Project, Series A, 4.0%, 12/1/2050	15,000,000	17,312,186
Florida, Jacksonville Electric Authority, Electric System Revenue:
Series B, 4.0%, 10/1/2035	2,345,000	2,718,057
Series B, 4.0%, 10/1/2037	1,500,000	1,734,656
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, Series A, 4.0%, 10/1/2044	1,000,000	1,100,071
Florida, State Higher Educational Facilities Financial Authority Revenue, Jacksonville University Project, Series A-1, 144A, 4.75%, 6/1/2038	2,150,000	2,495,766
Florida, State Housing Finance Corp., Revenue, Series 1, 3.5%, 7/1/2051	2,685,000	2,922,580
Florida, Village Community Development District No. 12, Special Assessment Revenue:
144A, 4.25%, 5/1/2043	8,535,000	9,495,149
144A, 4.375%, 5/1/2050	7,135,000	7,936,542
The accompanying notes are an integral part of the financial statements.
16	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Florida, Village Community Development District No. 13, Special Assessment Revenue, Series 2021, 3.25%, 5/1/2052	2,280,000	2,317,599
Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Series B, 144A, 5.0%, 6/1/2053	3,250,000	3,747,102
Manatee County, FL, Transportation Project, 4.0%, 10/1/2044	7,970,000	9,420,470
Miami-Dade County, FL, Aviation Revenue, Series A, AMT, Prerefunded, 5.0%, 10/1/2031	3,000,000	3,117,729
Miami-Dade County, FL, Seaport Revenue, Series B-1, AMT, 4.0%, 10/1/2046	6,430,000	7,481,021
Miami-Dade County, FL, Transit Sales Surtax Revenue, Series A, 4.0%, 7/1/2049	25,000,000	29,080,712
Miami-Dade County, FL, Water & Sewer System Revenue:
Series A, 4.0%, 10/1/2044	6,000,000	6,821,669
Series B, 4.0%, 10/1/2049	32,500,000	37,605,136
Orange County, FL, School Board, Certificates of Participation, Series C, 5.0%, 8/1/2033	16,610,000	19,705,519
Pinellas County, FL, Industrial Development Authority Revenue, 2017 Foundation For Global Understanding, Inc. Project, 5.0%, 7/1/2039	1,565,000	1,824,223
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	22,170,000	25,173,860
		261,314,029
Georgia 2.9%
Atlanta, GA, Airport Revenue, Series B, 5.0%, 1/1/2037	720,000	722,795
Atlanta, GA, Water & Wastewater Revenue, Series B, Prerefunded, 5.25%, 11/1/2028	5,000,000	5,475,382
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	18,135,000	21,577,957
DeKalb County, GA, Water & Sewer Revenue:
Series A, 5.25%, 10/1/2033	3,635,000	3,649,992
Series A, 5.25%, 10/1/2036	11,115,000	11,160,842
Series A, 5.25%, 10/1/2041	5,000,000	5,020,663
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	3,155,000	3,771,998
George L Smith II, GA, Congress Center Authority, Convention Center Hotel Second Tier, Series B, 144A, 5.0%, 1/1/2054	3,505,000	4,084,891
Georgia, Glynn-Brunswick Memorial Hospital Authority, Anticipation Certificates, Southeast Georgia Health System Project, 5.0%, 8/1/2047	2,035,000	2,403,162
The accompanying notes are an integral part of the financial statements.
DWS Managed Municipal Bond Fund	|	17

	Principal Amount ($)	Value ($)
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2022, GTY: JPMorgan Chase & Co.	17,340,000	17,563,897
Series A, 5.5%, 9/15/2023, GTY: Merrill Lynch & Co.	5,000,000	5,449,217
Series A, 5.5%, 9/15/2027, GTY: Merrill Lynch & Co.	5,000,000	6,201,868
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co.	5,000,000	6,323,933
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	2,995,000	3,367,594
Georgia, State Municipal Electric Authority, Series GG, 5.0%, 1/1/2039	5,695,000	5,958,507
		102,732,698
Illinois 4.5%
Chicago, IL, Board of Education:
Series A, 5.0%, 12/1/2034	810,000	985,103
Series E, 6.038%, 12/1/2029	1,500,000	1,723,697
Chicago, IL, General Obligation:
Series A, 5.5%, 1/1/2049	2,535,000	3,156,940
Series A, 6.0%, 1/1/2038	2,290,000	2,840,357
Chicago, IL, O’Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	2,630,000	3,108,324
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Series A, 4.0%, 12/1/2050	3,730,000	4,296,664
Series A, 4.0%, 12/1/2055	3,705,000	4,202,372
Series A, 5.0%, 12/1/2045	3,700,000	4,587,893
Chicago, IL, Waterworks Revenue, 5.0%, 11/1/2023, INS: AGMC	2,990,000	3,001,188
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	3,155,000	3,230,564
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project, Series B, 5.0%, 6/15/2052	11,700,000	11,995,906
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2038, INS: NATL	17,305,000	11,443,189
Illinois, Regional Transportation Authority, Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	9,410,587
Illinois, State Finance Authority Revenue, Edward Elmhurst Obligated Group:
Series A, 5.0%, 1/1/2036	2,970,000	3,500,174
Series A, 5.0%, 1/1/2037	3,965,000	4,666,314
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045	9,825,000	7,559,151
The accompanying notes are an integral part of the financial statements.
18	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	12,000,000	13,424,112
Illinois, State General Obligation:
5.0%, 11/1/2034	3,500,000	4,107,185
5.0%, 1/1/2035	7,575,000	8,756,346
Series A, 5.0%, 5/1/2040	3,000,000	3,568,093
Series A, 5.0%, 12/1/2042	5,955,000	7,007,434
Series A, 5.0%, 5/1/2043	2,000,000	2,366,495
Series A, 5.0%, 3/1/2046	1,995,000	2,477,619
Series A, 5.25%, 12/1/2030	6,500,000	7,877,926
5.75%, 5/1/2045	4,205,000	5,386,976
Illinois, State Toll Highway Authority, Series A, 5.0%, 1/1/2044	17,075,000	21,182,731
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	5,805,000	6,560,984
		162,424,324
Indiana 0.9%
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2053	20,635,000	23,430,919
Indiana, State Finance Authority Revenue, Stadium Project, Series A, 5.25%, 2/1/2031	2,595,000	3,016,223
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	5,000,000	5,940,031
		32,387,173
Iowa 0.7%
Iowa, State Higher Education Loan Authority Revenue, Private College Facility, Des Moines University Project:
4.0%, 10/1/2045	7,135,000	8,118,204
4.0%, 10/1/2050	5,770,000	6,534,929
Iowa, State Higher Education Loan Authority, Loras College, 0.02% (b), 12/1/2021, LOC: Bank of America NA	100,000	100,000
Iowa, Tobacco Settlement Authority Revenue:
“2", Series B, Zero Coupon, 6/1/2065	4,705,000	879,615
“1", Series A-2, 4.0%, 6/1/2049	8,740,000	10,130,422
		25,763,170
The accompanying notes are an integral part of the financial statements.
DWS Managed Municipal Bond Fund	|	19

	Principal Amount ($)	Value ($)
Kentucky 0.1%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	1,275,000	1,489,904
Series A, 5.25%, 6/1/2041	1,915,000	2,263,979
		3,753,883
Louisiana 0.1%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	2,830,000	3,339,651
Maryland 0.7%
Maryland, State Community Development Administration, Department of Housing & Community Development, Series C, 3.5%, 3/1/2050	2,980,000	3,217,210
Maryland, State Economic Development Corp., Port Covington Project, 4.0%, 9/1/2050	1,900,000	2,151,336
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project:
5.0%, 7/1/2050	625,000	754,092
5.0%, 7/1/2056	1,080,000	1,297,490
Maryland, State Health & Higher Educational Facilities Authority Revenue, Medstar Health Obligated Group:
Series A, 5.0%, 5/15/2042	9,735,000	11,778,410
Series A, 5.0%, 5/15/2045	5,000,000	6,044,326
		25,242,864
Massachusetts 1.2%
Massachusetts, State Development Finance Agency Revenue, Boston University, Series U-6C, 0.04% (b), 12/1/2021, LOC: TD Bank NA	1,150,000	1,150,000
Massachusetts, State Development Finance Agency Revenue, Lesley University, Series A, 5.0%, 7/1/2049	2,750,000	3,349,864
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series S-1, 5.0%, 7/1/2028	2,700,000	3,365,352
Series S-1, 5.0%, 7/1/2033	4,000,000	4,931,882
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare, Series I, 5.0%, 7/1/2036	1,000,000	1,174,121
Massachusetts, State General Obligation:
Series C, 3.0%, 3/1/2049	5,400,000	5,742,218
Series B, 3.0%, 4/1/2049	7,500,000	8,031,754
Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Medical Center:
Series K-1, 0.03% (b), 12/1/2021, LOC: TD Bank NA	1,200,000	1,200,000
The accompanying notes are an integral part of the financial statements.
20	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Series J-2, 0.04% (b), 12/1/2021, LOC: TD Bank NA	100,000	100,000
Massachusetts, State Housing Finance Agency, Single Family Housing Revenue, Series 222, 3.0%, 6/1/2051	13,000,000	14,117,325
		43,162,516
Michigan 0.8%
Michigan, Finance Authority Revenue, Tobacco Settlement Asset Backed Senior Capital Appreciation Bonds, Series B-2, Zero Coupon, 6/1/2065	5,880,000	798,763
Michigan, State Finance Authority Revenue, Series A, 4.0%, 2/15/2050	15,000,000	17,246,965
Michigan, State Strategic Fund Ltd., Obligation Revenue Improvement Project, Series I, AMT, 5.0%, 12/31/2043	4,800,000	5,764,992
Michigan, State Strategic Fund Ltd., Obligation Revenue, Graphic International LLC, Coated Recycled Board Machine Project, AMT, 4.0%, 10/1/2061	2,665,000	2,978,223
		26,788,943
Minnesota 0.9%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	5,000,000	5,930,762
Series A, 5.0%, 2/15/2053	14,060,000	16,641,056
Minnesota, State Housing Finance Agency, Series E, 3.5%, 7/1/2050	2,950,000	3,205,523
Minnesota, State Trunk Highway, Series B, 4.0%, 8/1/2032	5,000,000	5,952,346
		31,729,687
Missouri 0.3%
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 5.0%, 2/1/2046	2,460,000	2,740,864
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	3,285,000	3,660,056
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, First Homeownership loan Program, Series B, 4.0%, 5/1/2050	3,545,000	3,892,278
		10,293,198
Nebraska 0.2%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children’s Hospital Obligated Group, 5.0%, 11/15/2047	5,205,000	6,215,103
The accompanying notes are an integral part of the financial statements.
DWS Managed Municipal Bond Fund	|	21

	Principal Amount ($)	Value ($)
Nevada 0.1%
Clark County, NV, Airport Revenue, Series D-2B, 0.05% (b), 12/7/2021, LOC: Barclays Bank PLC	2,100,000	2,100,000
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	8,000,000	1,413,902
		3,513,902
New Jersey 2.7%
Hudson County, NJ, Improvement Authority Revenue, Hudson County Courthouse Project, 4.0%, 10/1/2051	11,500,000	13,553,815
New Jersey, State Covid-19 General Obligation Emergency Bonds:
Series A, 4.0%, 6/1/2030	2,590,000	3,149,593
Series A, 4.0%, 6/1/2031	2,590,000	3,188,304
Series A, 4.0%, 6/1/2032	1,245,000	1,548,991
New Jersey, State Economic Development Authority Revenue:
5.0%, 6/15/2028	1,050,000	1,074,685
Series BBB, 5.5%, 6/15/2030	16,440,000	20,091,712
New Jersey, State Economic Development Authority Revenue, Private Activity, The Goethals Bridge Replacement Project, AMT, 5.0%, 1/1/2031, INS: AGMC	4,000,000	4,401,078
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	2,885,000	3,434,498
Series A, 5.0%, 6/15/2047	3,205,000	3,790,750
New Jersey, State Health Care Facilities Financing Authority Revenue, Virtua Health, Inc., Series E, 0.03% (b), 12/7/2021, LOC: TD Bank NA	100,000	100,000
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series B, AMT, 2.5%, 12/1/2040	2,080,000	2,127,371
New Jersey, State Transportation Trust Fund Authority:
Series A, 4.0%, 6/15/2039(a)	2,335,000	2,705,877
Series A, 4.0%, 6/15/2040(a)	2,920,000	3,375,273
Series A, 4.0%, 6/15/2041(a)	2,820,000	3,249,600
Series A, 4.0%, 6/15/2042(a)	1,790,000	2,056,011
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 5.0%, 12/15/2034	9,280,000	11,409,092
Series A, 5.0%, 12/15/2036	2,385,000	2,924,294
New Jersey, Tobacco Settlement Financing Corp.:
Series A, 5.0%, 6/1/2046	5,270,000	6,197,185
Series A, 5.25%, 6/1/2046	2,630,000	3,150,128
The accompanying notes are an integral part of the financial statements.
22	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
South Jersey, NJ, Transportation Authority System Revenue:
Series A, 4.0%, 11/1/2050	2,000,000	2,277,772
Series A, 5.0%, 11/1/2045	3,000,000	3,709,652
		97,515,681
New Mexico 0.6%
New Mexico, State Finance Authority Revenue, Public Project Revolving Fund:
Series A, 4.0%, 6/1/2029	5,765,000	6,881,183
Series A, 4.0%, 6/1/2030	5,795,000	6,859,810
New Mexico, State Mortgage Finance Authority, Series A, 3.5%, 1/1/2051	3,860,000	4,189,345
New Mexico, State Mortgage Finance Authority, Single Family Mortgage Revenue, “I” , Series D, 3.75%, 1/1/2050	3,700,000	4,026,893
		21,957,231
New York 16.8%
Dutchess County, NY, Local Development Corp., Bard College Project, Series A, 144A, 5.0%, 7/1/2051	820,000	981,609
New York, Metropolitan Transportation Authority Revenue:
Series A-1, 4.0%, 11/15/2041, INS: AGMC	12,000,000	14,125,134
Series D, 5.0%, 11/15/2027, INS: AGMC	16,500,000	17,212,680
Series D, 5.0%, 11/15/2028	9,715,000	10,125,516
Series D, 5.0%, 11/15/2038	13,635,000	14,647,729
Series B, 5.25%, 11/15/2044	25,000,000	27,427,353
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.03% (b), 12/1/2021, LOC: TD Bank NA	700,000	700,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Climate Board Certified Green Bond, Series B-2, 5.0%, 11/15/2034	10,940,000	13,420,736
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 4.0%, 3/15/2048	20,305,000	23,770,540
Series A, Prerefunded, 5.0%, 2/15/2035	9,305,000	9,843,296
Series B, 5.0%, 2/15/2035	29,990,000	33,970,021
Series B, Prerefunded, 5.0%, 2/15/2035	10,000	11,452
Series A, 5.0%, 2/15/2039	3,950,000	4,748,146
Series C, 5.0%, 3/15/2042	14,750,000	16,168,565
New York, State Dormitory Authority, Sales Tax Revenue, Series B, 5.0%, 3/15/2036	5,000,000	6,214,732
The accompanying notes are an integral part of the financial statements.
DWS Managed Municipal Bond Fund	|	23

	Principal Amount ($)	Value ($)
New York, State Liberty Development Corp., Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	45,000,000	45,120,623
New York, State Power Authority Revenue, Series A, 4.0%, 11/15/2050	20,000,000	23,487,082
New York, State Thruway Authority:
Series N, 3.0%, 1/1/2049	2,500,000	2,636,511
Series N, 4.0%, 1/1/2044	16,465,000	19,197,438
New York, State Thruway Authority General Revenue, Junior Indebtedness Obligation, Series B, 4.0%, 1/1/2040, INS: AGMC	40,000,000	47,060,656
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
AMT, 5.0%, 1/1/2033	2,045,000	2,456,609
AMT, 5.0%, 10/1/2040	4,000,000	4,925,164
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project, AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	1,000,000	1,089,298
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project:
Series A, AMT, 5.0%, 7/1/2041	6,660,000	7,391,498
Series A, AMT, 5.0%, 7/1/2046	14,190,000	15,687,344
New York, State Urban Development Corp. Revenue, Series A, 4.0%, 3/15/2049	8,000,000	9,348,554
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series A, 5.0%, 3/15/2031	4,600,000	5,564,706
New York, State Urban Development Corp., Sales Tax Revenue, Series A, 4.0%, 3/15/2045	2,200,000	2,560,739
New York, Triborough Bridge & Tunnel Authority, Series 4-C, 0.02% (b), 12/1/2021, LOC: U.S. Bank NA	900,000	900,000
New York, Triborough Bridge & Tunnel Authority Revenue, Series A, 4.0%, 11/15/2054	5,000,000	5,854,834
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges And Tunnels:
Series A, 5.0%, 11/15/2049	4,685,000	5,974,245
Series A, 5.0%, 11/15/2054	5,155,000	6,536,255
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	1,195,000	1,387,504
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	3,200,000	3,493,555
Series TE, 5.0%, 12/15/2035	4,000,000	4,365,232
The accompanying notes are an integral part of the financial statements.
24	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second Generation Resolution, Series GG-1, 4.0%, 6/15/2050	19,255,000	22,543,099
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series DD-3B, 0.02% (b), 12/1/2021, SPA: State Street B&T Co	200,000	200,000
Series DD, 5.0%, 6/15/2036	6,000,000	6,671,558
Series BB-1, 5.0%, 6/15/2049	10,000,000	12,625,842
New York City, NY, Transitional Finance Authority Revenue:
Series A-3, 4.0%, 5/1/2043	10,000,000	11,666,504
Series A-3, 4.0%, 5/1/2044	5,000,000	5,822,327
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-1, 4.0%, 5/1/2031	5,430,000	6,161,605
Series C-1, 4.0%, 5/1/2045	9,340,000	11,026,110
Series A, 5.0%, 2/1/2031	5,000,000	6,054,561
Series F-1, 5.0%, 5/1/2031	4,900,000	5,979,245
Series D-1, 5.0%, 2/1/2038	17,655,000	19,291,069
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Series S-3, 5.0%, 7/15/2031	4,000,000	5,004,857
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S-1, 5.0%, 7/15/2035	2,800,000	3,418,108
New York, NY, General Obligation:
Series A-3, 0.03% (b), 12/1/2021, LOC: Mizuho Bank Ltd.	2,100,000	2,100,000
Series D-4, 0.03% (b), 12/1/2021, LOC: TD Bank NA	500,000	500,000
Series I-4, 0.03% (b), 12/1/2021, LOC: TD Bank NA	900,000	900,000
Series B-3, 0.1% (b), 12/1/2021	2,300,000	2,300,000
Series A-1, 4.0%, 8/1/2034	5,750,000	6,942,158
Series B-1, 5.0%, 12/1/2031	2,000,000	2,406,635
Series D-1, 5.0%, 10/1/2033	16,585,000	16,648,011
Port Authority of New York & New Jersey:
Series 207, AMT, 5.0%, 9/15/2029	8,000,000	9,908,970
Series 207, AMT, 5.0%, 9/15/2030	20,000,000	24,660,092
Series 207, AMT, 5.0%, 9/15/2032	10,000,000	12,275,045
		603,511,152
North Carolina 0.7%
Charlotte-Mecklenberg, NC, Hospital Authority, Health Care System Revenue, Series A, 5.0%, 1/15/2039	9,540,000	10,020,973
The accompanying notes are an integral part of the financial statements.
DWS Managed Municipal Bond Fund	|	25

	Principal Amount ($)	Value ($)
North Carolina, Charlotte-Mecklenburg Hospital Authorirty Revenue, Healthcare System, Series E, 0.03% (b), 12/1/2021, LOC: Royal Bank of Canada	1,570,000	1,570,000
North Carolina, State Housing Finance Agency:
Series 47, 3.0%, 7/1/2051	8,000,000	8,640,897
Series 42, 4.0%, 1/1/2050	5,395,000	5,892,146
		26,124,016
Ohio 3.8%
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A, 4.0%, 6/1/2048	9,975,000	11,285,060
“2", Series B-2, 5.0%, 6/1/2055	16,850,000	19,347,445
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	6,035,000	7,226,235
Columbus, OH, Regional Airport Authority, Capital Funding Revenue, Oasbo Expanded Asset, 0.05% (b), 12/7/2021, LOC: U.S. Bank NA	710,000	710,000
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	975,000	1,076,556
5.0%, 1/1/2046	2,790,000	3,043,073
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	11,610,000	13,731,431
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, Children’s Hospital Medical Center of Akron, 5.0%, 11/15/2038	15,645,000	16,629,505
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	13,090,000	13,217,816
Ohio, State Hospital Revenue, Aultman Health Foundation:
144A, 5.0%, 12/1/2038	7,750,000	8,347,846
144A, 5.0%, 12/1/2048	7,500,000	7,971,248
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Series B, 4.5%, 3/1/2050	4,885,000	5,406,183
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, First Time Homebuyer Program, Series A, 3.75%, 9/1/2050	3,755,000	4,137,242
Ohio, State Turnpike Commission, Infrastructure Projects:
Series A-1, 5.25%, 2/15/2030	4,620,000	4,891,626
Series A-1, 5.25%, 2/15/2031	9,375,000	9,921,500
Series A-1, 5.25%, 2/15/2032	7,500,000	7,933,451
		134,876,217
The accompanying notes are an integral part of the financial statements.
26	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Oklahoma 0.7%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.5%, 8/15/2052	2,185,000	2,703,688
Series B, 5.5%, 8/15/2057	9,385,000	11,592,796
Oklahoma, State Turnpike Authority Revenue, Series E, 4.0%, 1/1/2031	6,375,000	7,300,862
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023, INS: NATL	2,960,000	3,054,501
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, 5.25%, 11/15/2045	1,575,000	1,775,793
		26,427,640
Pennsylvania 4.1%
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	665,000	728,474
5.0%, 12/1/2054	1,825,000	1,986,885
Lancaster County, PA, Hospital Authority Revenue, University of Pennsylvania Health System Obligated Group, 5.0%, 8/15/2042	2,100,000	2,485,846
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	1,115,000	1,332,475
Pennsylvania, Commonwealth Financing Authority Revenue, Series A, 5.0%, 6/1/2033	5,000,000	5,731,938
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2027	1,290,000	1,572,187
5.0%, 6/1/2028	1,290,000	1,610,463
5.0%, 6/1/2029	1,290,000	1,597,975
5.0%, 6/1/2030	855,000	1,052,961
5.0%, 6/1/2031	865,000	1,061,695
Pennsylvania, Geisinger Authority Health System Revenue, Series A-2, 5.0%, 2/15/2034	3,000,000	3,601,463
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue, Series A, AMT, 2.625%, 6/1/2042	1,025,000	1,033,547
Pennsylvania, State General Obligation:
Series 2, 4.0%, 9/15/2032	10,000,000	11,389,458
Series D, 5.0%, 8/15/2032	5,000,000	5,796,983
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 136, 3.0%, 10/1/2051	6,000,000	6,423,407
The accompanying notes are an integral part of the financial statements.
DWS Managed Municipal Bond Fund	|	27

	Principal Amount ($)	Value ($)
Series 132A, 3.5%, 4/1/2051	2,655,000	2,833,474
Pennsylvania, State Turnpike Commission Revenue:
Series B, 4.0%, 12/1/2046	10,250,000	12,041,834
Series B, 5.0%, 6/1/2033	12,000,000	14,143,542
Series A-1, 5.0%, 12/1/2040	15,000,000	17,119,929
Series B-1, 5.0%, 6/1/2042	6,950,000	8,293,220
Series A-1, 5.0%, 12/1/2042	5,000,000	6,034,757
Series A, 5.0%, 12/1/2044	20,335,000	25,427,344
Series B, 5.0%, 12/1/2045	4,165,000	5,327,642
Series A-1, 5.0%, 12/1/2047	3,335,000	4,063,723
Series B, 5.0%, 12/1/2050	4,335,000	5,532,141
		148,223,363
South Carolina 2.6%
Charleston County, SC, Airport District System Revenue, Series A, AMT, 5.75%, 7/1/2030	5,880,000	6,364,048
Lexington County, SC, Health Services District, Lexington Medical Center:
5.0%, 11/1/2041	2,500,000	2,909,806
5.0%, 11/1/2046	7,490,000	8,718,187
South Carolina, State Public Service Authority Revenue:
Series A, 5.0%, 12/1/2033	4,400,000	5,187,862
Series A, 5.0%, 12/1/2036	4,780,000	5,625,171
Series C, 5.0%, 12/1/2046	6,850,000	7,709,815
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	35,555,000	39,404,369
South Carolina, State Transportation Infrastructure Bank Revenue, 5.0%, 10/1/2038	15,130,000	18,513,793
		94,433,051
South Dakota 1.2%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health:
5.0%, 7/1/2044	20,475,000	22,670,706
5.0%, 7/1/2046	16,140,000	19,463,581
		42,134,287
Tennessee 0.5%
Metropolitan Government of Nashville & Davidson County, TN, General Obligation, 4.0%, 7/1/2034	6,000,000	7,146,616
The accompanying notes are an integral part of the financial statements.
28	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B, AMT, 4.0%, 7/1/2049	4,000,000	4,584,780
Series B, AMT, 4.0%, 7/1/2054	6,000,000	6,828,656
		18,560,052
Texas 10.8%
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series E, 4.0%, 1/1/2050	8,985,000	10,297,919
Series A, Prerefunded, 5.0%, 1/1/2040	4,730,000	5,480,440
Series E, 5.0%, 1/1/2045	1,500,000	1,864,702
Clifton, TX, Higher Education Finance Corp., Education Revenue, Series D, 6.125%, 8/15/2048	11,465,000	13,188,680
Greater Texas, Cultural Education Facilities Finance Corp. Lease Revenue, Epicenter Multipurpose Facilities Project:
Series A, 4.0%, 3/1/2046	2,145,000	2,486,540
Series A, 4.0%, 3/1/2050	5,705,000	6,585,667
Houston, TX, Hotel Occupancy Tax & Special Revenue, Convention & Entertainment Facilities Department:
5.0%, 9/1/2029	1,000,000	1,241,862
5.0%, 9/1/2030	1,000,000	1,239,413
5.0%, 9/1/2031	850,000	1,050,317
Houston, TX, Utility Systems Revenue, First Lien:
Series A, 5.0%, 11/15/2032	2,320,000	3,079,536
Series A, 5.0%, 11/15/2033	2,475,000	3,279,754
Series B, 5.0%, 11/15/2034	5,000,000	5,995,537
Lower Colorado River, TX, Transmission Contract Authority Revenue, LCRA Transmission Services Corp., Project:
5.0%, 5/15/2045	1,500,000	1,854,711
5.0%, 5/15/2050	2,500,000	3,071,262
North Texas, Tollway Authority Revenue, Series B, 5.0%, 1/1/2040	8,825,000	9,258,848
North Texas, Tollway Authority Revenue, Second Tier:
Series B, 5.0%, 1/1/2043	3,075,000	3,669,912
Series B, 5.0%, 1/1/2048	8,615,000	10,199,045
North Texas, Tollway Authority System Revenue, First Tier, Series A, 4.0%, 1/1/2044	13,315,000	15,440,934
San Antonio, TX, Education Facilities Corp. Higher Education Revenue, Hallmark University Project:
Series A, 5.0%, 10/1/2041	435,000	475,226
Series A, 5.0%, 10/1/2051	645,000	694,249
The accompanying notes are an integral part of the financial statements.
DWS Managed Municipal Bond Fund	|	29

	Principal Amount ($)	Value ($)
San Antonio, TX, Education Facilities Corp. Revenue, University of the Incarnate Word Project, Series A, 4.0%, 4/1/2054	2,310,000	2,600,202
San Antonio, TX, Electric & Gas Systems Revenue, 4.0%, 2/1/2032	7,000,000	7,944,456
Socorro, TX, Independent School District, 4.0%, 8/15/2045	3,920,000	4,690,517
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	25,000,000	30,271,700
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare:
Prerefunded, 5.0%, 8/15/2036	7,000,000	7,559,380
Prerefunded, 5.0%, 8/15/2043	9,900,000	10,691,124
Texas, Grand Parkway Transportation Corp., System Toll Revenue:
First Tier, Series C, 4.0%, 10/1/2049	12,250,000	14,205,938
Series B, Prerefunded, 5.25%, 10/1/2051	20,000,000	21,802,752
Texas, Lower Colorado River Authority Revenue, Series A, Prerefunded, 5.0%, 5/15/2036	25,000	25,532
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	4,250,000	4,623,377
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Project:
4.0%, 11/1/2049	1,185,000	1,333,185
4.0%, 11/1/2055	1,110,000	1,242,852
Texas, New Hope Cultural Education Facilities Finance Corp., Senior Living Revenue, Bridgemoor Plano Project, Series A, 7.25%, 12/1/2053	4,605,000	3,143,076
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien Revenue, Infrastructure Group LLC, I-635 Managed Lanes Project:
Series A, 4.0%, 6/30/2038	1,145,000	1,354,414
Series A, 4.0%, 12/31/2038	1,145,000	1,353,363
Series A, 4.0%, 6/30/2039	875,000	1,031,262
Series A, 4.0%, 12/31/2039	1,010,000	1,190,371
Series A, 4.0%, 6/30/2040	815,000	958,093
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments LLC, AMT, 5.0%, 6/30/2058	13,500,000	16,229,259
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2025, GTY: Goldman Sachs Group, Inc.	2,750,000	3,205,741
The accompanying notes are an integral part of the financial statements.
30	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Texas, State College Student Loan, AMT, 5.5%, 8/1/2028	5,620,000	6,861,590
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	13,210,000	15,240,221
Texas, State Transportation Commission, Turnpike Systems Revenue:
Series C, 5.0%, 8/15/2034	14,410,000	16,133,508
Series C, 5.0%, 8/15/2042	5,085,000	5,689,556
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund:
4.0%, 10/15/2030	8,500,000	9,812,775
Series B, 4.0%, 10/15/2033	20,000,000	23,881,238
Series A, 4.0%, 10/15/2036	5,000,000	5,852,263
Series B, 4.0%, 10/15/2036	23,580,000	28,036,806
Series B, 4.0%, 10/15/2037	7,000,000	8,302,524
Series A, 4.0%, 10/15/2049	4,685,000	5,480,445
Texas, University of Texas Revenue, Series B, 5.0%, 8/15/2049	16,750,000	26,407,648
		387,609,722
Utah 0.8%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2032	5,000,000	6,112,872
Series A, AMT, 5.0%, 7/1/2043	3,850,000	4,649,362
Series A, AMT, 5.0%, 7/1/2047	13,435,000	16,045,177
Series A, AMT, 5.0%, 7/1/2048	2,310,000	2,774,232
		29,581,643
Virginia 3.0%
Hampton Roads, VA, Transportation Accountability Commission Revenue, Senior Lien, Series A, 4.0%, 7/1/2050	20,000,000	23,570,680
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project:
AMT, 5.0%, 12/31/2052	19,655,000	23,381,659
AMT, 5.0%, 12/31/2056	5,000,000	5,943,992
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century, Series A, 4.0%, 2/1/2031	15,145,000	17,046,164
Virginia, State College Building Authority, Educational Facilities Revenue, Public Higher Education:
Series A, 4.0%, 9/1/2030	5,590,000	6,472,109
Series A, 4.0%, 9/1/2031	4,710,000	5,362,163
The accompanying notes are an integral part of the financial statements.
DWS Managed Municipal Bond Fund	|	31

	Principal Amount ($)	Value ($)
Virginia, State College Building Authority, Educational Facilities Revenue, Regent University Project, 4.0%, 6/1/2046	1,200,000	1,361,481
Virginia, State Commonwealth Transportation Board Revenue, Series A, 5.0%, 5/15/2031	5,120,000	6,343,198
Virginia, State Public Building Authority, Public Facility Revenue:
Series A, 4.0%, 8/1/2039	5,000,000	5,976,050
Series B, AMT, 4.0%, 8/1/2039	9,700,000	11,593,537
		107,051,033
Washington 5.6%
King County, WA, School District No. 412 Shoreline:
4.0%, 12/1/2035	5,505,000	6,547,880
4.0%, 12/1/2037	15,000,000	17,785,742
5.0%, 12/1/2031	14,345,000	18,106,790
Port of Seattle, WA, Revenue Bonds:
Series A, AMT, 5.0%, 5/1/2029	8,280,000	9,965,977
Series A, AMT, 5.0%, 5/1/2030	6,200,000	7,446,042
Series A, AMT, 5.0%, 5/1/2031	9,200,000	11,015,964
Seattle, WA, Municipal Light & Power Revenue, Series A, 4.0%, 1/1/2038	6,875,000	7,949,449
Spokane County, WA, School District No. 81, Series B, 4.0%, 12/1/2030	18,800,000	22,071,871
Washington, Central Puget Sound Regional Transit Authority, Green Bond, Series S-1, 5.0%, 11/1/2046	15,000,000	23,073,226
Washington, Energy Northwest Electric Revenue, Series C, 5.0%, 7/1/2030	14,405,000	18,095,318
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2043	4,665,000	4,819,682
Series B, 3.0%, 7/1/2048	13,800,000	14,026,900
Washington, State General Obligation, Series C, 5.0%, 2/1/2031	16,000,000	19,859,589
Washington, State Higher Educational Facilities Authority, Seattle University Project:
4.0%, 5/1/2038	4,690,000	5,236,120
4.0%, 5/1/2050	4,350,000	4,966,321
Washington, State Housing Finance Commission, Non-Profit Housing Revenue, Rockwood Retirement Communities Project, 144A, 5.0%, 1/1/2055	9,010,000	9,607,611
		200,574,482
The accompanying notes are an integral part of the financial statements.
32	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
West Virginia 1.0%
West Virginia, Marshall University Revenue, Improvement & Refunding Bonds, Series A, 4.0%, 5/1/2050, INS: AGMC	9,150,000	10,499,507
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	20,120,000	23,844,087
		34,343,594
Wisconsin 1.3%
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
Series B, ETM, 6.25%, 1/1/2022, INS: AMBAC	455,000	457,226
Series C, ETM, 6.25%, 1/1/2022, INS: AMBAC	795,000	798,889
Wisconsin, Public Finance Authority Educational Facility Revenue, Noorba College of Osteopathic Media Project, Series B, 144A, 6.5%, 6/1/2045	10,000,000	10,039,368
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project:
AMT, 4.0%, 9/30/2051	3,865,000	4,264,412
AMT, 4.0%, 3/31/2056	3,570,000	3,926,061
Wisconsin, Public Finance Authority, Retirement Facilities Revenue, The United Methodist Retirement Homes:
Series 2021 A, 4.0%, 10/1/2041(a)	300,000	339,758
Series A, 4.0%, 10/1/2046(a)	405,000	454,540
Series A, 4.0%, 10/1/2051(a)	1,295,000	1,449,029
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	1,235,000	1,268,956
144A, 5.75%, 5/1/2054	6,215,000	6,365,177
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc.:
144A, 5.0%, 10/1/2043	1,560,000	1,718,007
144A, 5.0%, 10/1/2053	12,415,000	13,605,617
		44,687,040
Guam 0.0%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	1,090,000	1,336,041
The accompanying notes are an integral part of the financial statements.
DWS Managed Municipal Bond Fund	|	33

	Principal Amount ($)	Value ($)
Puerto Rico 1.2%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	119,228,000	39,870,248
Series A-1, Zero Coupon, 7/1/2051	5,026,000	1,216,507
		41,086,755
Total Municipal Investments (Cost $3,273,492,565)		3,574,383,723
Underlying Municipal Bonds of Inverse Floaters (d) 0.4%
New York
New York, General Obligation, 5.0%, 4/1/2037 (e) (Cost $12,122,333)	10,000,000	12,312,832
Trust: New York, NY, General Obligation, Series 2020-XM0900, 144A, 18.17%, 1/4/2026, Leverage Factor at purchase date: 4 to 1
	Shares	Value ($)
Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.01% (f) (Cost $204,704)	204,677	204,158
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $3,285,819,602)	100.1	3,586,900,713
Floating Rate Notes (d)	(0.2)	(7,500,000)
Other Assets and Liabilities, Net	0.1	5,209,709
Net Assets	100.0	3,584,610,422
(a)	When-issued security.
(b)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of November 30, 2021. Date shown reflects the earlier of demand date or stated maturity date.
(c)	Variable or floating rate security. These securities are shown at their current rate as of November 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
The accompanying notes are an integral part of the financial statements.
34	|	DWS Managed Municipal Bond Fund

(d)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(e)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
(f)	Current yield; not a coupon rate.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$ —	$3,586,696,555	$—	$3,586,696,555
Open-End Investment Companies	204,158	—	—	204,158
Total	$204,158	$3,586,696,555	$ —	$3,586,900,713
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
DWS Managed Municipal Bond Fund	|	35

Statement of Assets and Liabilities
as of November 30, 2021 (Unaudited)

Assets
Investment in securities, at value (cost $3,285,819,602)	$ 3,586,900,713
Receivable for investments sold	5,000,475
Receivable for Fund shares sold	1,325,913
Interest receivable	41,953,225
Other assets	131,192
Total assets	3,635,311,518
Liabilities
Cash overdraft	82,143
Payable for investments purchased — when-issued securities	36,624,844
Payable for Fund shares redeemed	1,972,085
Payable for floating rate notes issued	7,500,000
Distributions payable	1,873,987
Accrued management fee	818,639
Accrued Trustees' fees	39,014
Other accrued expenses and payables	1,790,384
Total liabilities	50,701,096
Net assets, at value	$ 3,584,610,422
Net Assets Consist of
Distributable earnings (loss)	343,394,973
Paid-in capital	3,241,215,449
Net assets, at value	$ 3,584,610,422
The accompanying notes are an integral part of the financial statements.
36	|	DWS Managed Municipal Bond Fund

Statement of Assets and Liabilities as of November 30, 2021 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($1,214,561,479 ÷ 130,138,264 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.33
Maximum offering price per share (100 ÷ 97.25 of $9.33)	$ 9.59
Class C
Net Asset Value, offering and redemption price
(subject to contingent deferred sales charge) per share
($56,657,543 ÷ 6,071,536 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.33
Class S
Net Asset Value, offering and redemption price per share ($1,786,536,824 ÷ 191,169,040 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.35
Institutional Class
Net Asset Value, offering and redemption price per share ($526,854,576 ÷ 56,426,558 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.34
The accompanying notes are an integral part of the financial statements.
DWS Managed Municipal Bond Fund	|	37

Statement of Operations
for the six months ended November 30, 2021 (Unaudited)

Investment Income
Income:
Interest	$ 61,417,111
Expenses:
Management fee	6,075,127
Administration fee	1,793,559
Services to shareholders	2,320,827
Distribution and service fees	1,785,196
Custodian fee	16,958
Professional fees	66,307
Reports to shareholders	56,303
Registration fees	51,118
Trustees' fees and expenses	59,170
Interest expense and fees on floating rate notes issued	22,672
Other	88,834
Total expenses before expense reductions	12,336,071
Expense reductions	(652,273)
Total expenses after expense reductions	11,683,798
Net investment income	49,733,313
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	23,337,669
Change in net unrealized appreciation (depreciation) on investments	(46,207,576)
Net gain (loss)	(22,869,907)
Net increase (decrease) in net assets resulting from operations	$ 26,863,406
The accompanying notes are an integral part of the financial statements.
38	|	DWS Managed Municipal Bond Fund

Statements of Changes in Net Assets
	Six Months Ended November 30, 2021	Year Ended May 31,
Increase (Decrease) in Net Assets	(Unaudited)	2021
Operations:
Net investment income	$ 49,733,313	$ 111,312,866
Net realized gain (loss)	23,337,669	34,657,578
Change in net unrealized appreciation (depreciation)	(46,207,576)	137,925,860
Net increase (decrease) in net assets resulting from operations	26,863,406	283,896,304
Distributions to shareholders:
Class A	(15,821,946)	(34,811,175)
Class C	(536,998)	(2,039,676)
Class S	(25,759,570)	(59,517,942)
Institutional Class	(7,502,621)	(15,557,493)
Total distributions	(49,621,135)	(111,926,286)
Fund share transactions:
Proceeds from shares sold	167,445,430	566,971,382
Reinvestment of distributions	43,756,408	98,318,846
Payments for shares redeemed	(374,983,554)	(934,083,518)
Net increase (decrease) in net assets from Fund share transactions	(163,781,716)	(268,793,290)
Increase (decrease) in net assets	(186,539,445)	(96,823,272)
Net assets at beginning of period	3,771,149,867	3,867,973,139
Net assets at end of period	$3,584,610,422	$3,771,149,867

The accompanying notes are an integral part of the financial statements.
DWS Managed Municipal Bond Fund	|	39

Financial Highlights
DWS Managed Municipal Bond Fund — Class A
	Six Months Ended 11/30/21	Years Ended May 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$9.39	$8.98	$9.21	$8.98	$9.17	$9.42
Income (loss) from investment operations:
Net investment income	.12	.25	.28	.28	.28	.31
Net realized and unrealized gain (loss)	(.06)	.41	(.21)	.23	(.19)	(.25)
Total from investment operations	.06	.66	.07	.51	.09	.06
Less distributions from:
Net investment income	(.12)	(.25)	(.28)	(.28)	(.28)	(.31)
Net realized gains	—	(.00) *	(.02)	(.00) *	(.00) *	(.00) *
Total distributions	(.12)	(.25)	(.30)	(.28)	(.28)	(.31)
Net asset value, end of period	$9.33	$9.39	$8.98	$9.21	$8.98	$9.17
Total Return (%)[a]	.64 **	7.52	.64	5.85	1.00	.71
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,215	1,251	1,220	1,315	1,507	1,693
Ratio of expenses (including interest expense) (%)[b]	.76 ***	.76	.76	.77	.77	.79
Ratio of expenses (excluding interest expense) (%)	.76 ***	.76	.76	.77	.76	.76
Ratio of net investment income (%)	2.56 ***	2.77	3.02	3.18	3.08	3.40
Portfolio turnover rate (%)	10 **	29	35	39	42	38
[a]	Total return does not reflect the effect of any sales charges.
[b]	Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
40	|	DWS Managed Municipal Bond Fund

DWS Managed Municipal Bond Fund — Class C
	Six Months Ended 11/30/21	Years Ended May 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$9.39	$8.98	$9.21	$8.98	$9.17	$9.42
Income (loss) from investment operations:
Net investment income	.08	.18	.20	.21	.21	.24
Net realized and unrealized gain (loss)	(.06)	.41	(.21)	.23	(.19)	(.25)
Total from investment operations	.02	.59	(.01)	.44	.02	(.01)
Less distributions from:
Net investment income	(.08)	(.18)	(.20)	(.21)	(.21)	(.24)
Net realized gains	—	(.00) *	(.02)	(.00) *	(.00) *	(.00) *
Total distributions	(.08)	(.18)	(.22)	(.21)	(.21)	(.24)
Net asset value, end of period	$9.33	$9.39	$8.98	$9.21	$8.98	$9.17
Total Return (%)[a]	.25 b**	6.67	(.15)	5.02 [b]	.21	(.08)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	57	65	124	151	208	259
Ratio of expenses before expense reductions (including interest expense) (%)[c]	1.56 ***	1.55	1.55	1.57	1.56	1.58
Ratio of expenses after expense reductions (including interest expense) (%)[c]	1.54 ***	1.55	1.55	1.56	1.56	1.58
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.54 ***	1.55	1.55	1.56	1.55	1.55
Ratio of net investment income (%)	1.78 ***	1.99	2.23	2.39	2.29	2.61
Portfolio turnover rate (%)	10 **	29	35	39	42	38
[a]	Total return does not reflect the effect of any sales charges.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Managed Municipal Bond Fund	|	41

DWS Managed Municipal Bond Fund — Class S
	Six Months Ended 11/30/21	Years Ended May 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$9.40	$8.99	$9.23	$9.00	$9.18	$9.44
Income (loss) from investment operations:
Net investment income	.13	.27	.29	.30	.30	.33
Net realized and unrealized gain (loss)	(.05)	.41	(.22)	.23	(.18)	(.26)
Total from investment operations	.08	.68	.07	.53	.12	.07
Less distributions from:
Net investment income	(.13)	(.27)	(.29)	(.30)	(.30)	(.33)
Net realized gains	—	(.00) *	(.02)	(.00) *	(.00) *	(.00) *
Total distributions	(.13)	(.27)	(.31)	(.30)	(.30)	(.33)
Net asset value, end of period	$9.35	$9.40	$8.99	$9.23	$9.00	$9.18
Total Return (%)[a]	.86 **	7.73	.73	6.07	1.32	.81
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,787	1,898	2,041	2,283	2,670	2,918
Ratio of expenses before expense reductions (including interest expense) (%)[b]	.61 ***	.61	.62	.61	.62	.63
Ratio of expenses after expense reductions (including interest expense) (%)[b]	.54 ***	.55	.56	.56	.58	.60
Ratio of expenses after expense reductions (excluding interest expense) (%)	.54 ***	.55	.56	.56	.56	.57
Ratio of net investment income (%)	2.78 ***	2.98	3.22	3.39	3.27	3.59
Portfolio turnover rate (%)	10 **	29	35	39	42	38
[a]	Total return would have been lower had certain expenses not been reduced.
[b]	Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
42	|	DWS Managed Municipal Bond Fund

DWS Managed Municipal Bond Fund — Institutional Class
	Six Months Ended 11/30/21	Years Ended May 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$9.40	$8.99	$9.22	$8.99	$9.17	$9.42
Income (loss) from investment operations:
Net investment income	.13	.27	.30	.30	.30	.34
Net realized and unrealized gain (loss)	(.06)	.41	(.21)	.23	(.18)	(.26)
Total from investment operations	.07	.68	.09	.53	.12	.08
Less distributions from:
Net investment income	(.13)	(.27)	(.30)	(.30)	(.30)	(.33)
Net realized gains	—	(.00) *	(.02)	(.00) *	(.00) *	(.00) *
Total distributions	(.13)	(.27)	(.32)	(.30)	(.30)	(.33)
Net asset value, end of period	$9.34	$9.40	$8.99	$9.22	$8.99	$9.17
Total Return (%)	.76 a**	7.75	.86	6.09	1.33	.94 [a]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	527	557	484	340	241	177
Ratio of expenses before expense reductions (including interest expense) (%)[b]	.55 ***	.54	.55	.55	.56	.59
Ratio of expenses after expense reductions (including interest expense) (%)[b]	.53 ***	.54	.55	.55	.56	.56
Ratio of expenses after expense reductions (excluding interest expense) (%)	.53 ***	.54	.55	.55	.55	.53
Ratio of net investment income (%)	2.79 ***	2.99	3.22	3.41	3.29	3.63
Portfolio turnover rate (%)	10 **	29	35	39	42	38
[a]	Total return would have been lower had certain expenses not been reduced.
[b]	Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Managed Municipal Bond Fund	|	43

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
DWS Managed Municipal Bond Fund (the “Fund” ) is a diversified series of Deutsche DWS Municipal Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
44	|	DWS Managed Municipal Bond Fund

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
DWS Managed Municipal Bond Fund	|	45

Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate long-term municipal bond into a special purpose Tender Option Bond trust (the “TOB Trust” ). In turn the TOB Trust issues a short-term floating rate note and an inverse floater. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond’s par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the cash proceeds to make additional investments. The short-term floating rate note represents leverage to the Fund. The Fund, as the holder of the inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.
By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption “Payable for floating rate notes issued”  in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in “Interest expense and fees on floating rate notes issued”  in the Statement of Operations. The weighted average outstanding daily balance of the floating rate notes issued during the six months ended November 30, 2021 was approximately $7,500,000, with a weighted average interest rate of 0.60%.
The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund’s inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of
46	|	DWS Managed Municipal Bond Fund

comparable maturity. The TOB Trust could be terminated outside of the Fund’s control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.
When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.
Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At November 30, 2021, the aggregate cost of investments for federal income tax purposes was $3,275,551,441. The net unrealized appreciation for all investments based on tax cost was $303,849,272. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $308,000,191 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $4,150,919.
The Fund has reviewed the tax positions for the open tax years as of May 31, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
DWS Managed Municipal Bond Fund	|	47

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in certain securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.
B.	Purchases and Sales of Securities
During the six months ended November 30, 2021, purchases and sales of investment securities (excluding short-term investments) aggregated $350,556,958 and $496,174,255, respectively.
C.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and
48	|	DWS Managed Municipal Bond Fund

restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.365%
Next $750 million of such net assets	.345%
Next $1.5 billion of such net assets	.325%
Next $2.5 billion of such net assets	.315%
Next $2.5 billion of such net assets	.295%
Next $2.5 billion of such net assets	.275%
Next $2.5 billion of such net assets	.255%
Over $12.5 billion of such net assets	.235%
Accordingly, for the six months ended November 30, 2021, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.329% of the Fund’s average daily net assets.
For the period from June 1, 2021 through September 30, 2021, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.80%
Class C	1.55%
Class S	.55%
Institutional Class	.55%
Effective October 1, 2021 through September 30, 2022, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary
DWS Managed Municipal Bond Fund	|	49

expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.78%
Class C	1.53%
Class S	.53%
Institutional Class	.53%
For the six months ended November 30, 2021, fees waived and/or expenses reimbursed for certain classes are as follows:
Class C	$ 3,642
Class S	601,305
Institutional Class	47,326
$ 652,273
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2021, the Administration Fee was $1,793,559, of which $286,198 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2021, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at November 30, 2021
Class A	$ 51,789	$ 17,778
Class C	665	330
Class S	113,176	38,159
Institutional Class	432	117
	$ 166,062	$ 56,384
In addition, for the six months ended November 30, 2021, the amounts charged to the Fund for recordkeeping and other administrative services
50	|	DWS Managed Municipal Bond Fund

provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$ 396,195
Class C	32,301
Class S	1,383,632
Institutional Class	281,210
$ 2,093,338
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended November 30, 2021, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at November 30, 2021
Class C	$ 227,409	$ 35,208
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2021, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at November 30, 2021	Annualized Rate
Class A	$ 1,482,072	$ 489,563.24%
Class C	75,715	22,915.25%
	$ 1,557,787	$ 512,478
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2021 aggregated $9,644.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended November 30, 2021, the
DWS Managed Municipal Bond Fund	|	51

CDSC for Class C shares aggregated $1,233. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2021, DDI received $3,223 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended November 30, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $623, of which $170 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended November 30, 2021, the Fund engaged in securities purchases of $23,885,000 and securities sales of $16,650,000 with a net gain (loss) on securities sales of $0, with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.
D.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2021.
52	|	DWS Managed Municipal Bond Fund

E.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended November 30, 2021		Year Ended May 31, 2021
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,614,790	$ 24,553,634	11,375,090	$ 105,416,471
Class C	188,235	1,765,219	603,092	5,584,487
Class S	8,535,925	80,035,322	26,800,410	247,844,626
Institutional Class	6,504,074	61,091,255	22,386,499	208,125,798
		$ 167,445,430		$ 566,971,382
Shares issued to shareholders in reinvestment of distributions
Class A	1,480,283	$ 13,868,977	3,284,552	$ 30,438,406
Class C	53,624	502,477	205,430	1,902,356
Class S	2,401,087	22,524,748	5,596,811	51,923,976
Institutional Class	732,038	6,860,206	1,515,480	14,054,108
		$ 43,756,408		$ 98,318,846
Shares redeemed
Class A	(7,175,987)	$ (67,291,792)	(17,250,661)	$ (159,798,903)
Class C	(1,078,192)	(10,123,790)	(7,656,342)	(71,149,620)
Class S	(21,601,393)	(202,576,002)	(57,490,998)	(532,464,575)
Institutional Class	(10,098,318)	(94,991,970)	(18,427,309)	(170,670,420)
		$ (374,983,554)		$ (934,083,518)
Net increase (decrease)
Class A	(3,080,914)	$ (28,869,181)	(2,591,019)	$ (23,944,026)
Class C	(836,333)	(7,856,094)	(6,847,820)	(63,662,777)
Class S	(10,664,381)	(100,015,932)	(25,093,777)	(232,695,973)
Institutional Class	(2,862,206)	(27,040,509)	5,474,670	51,509,486
		$ (163,781,716)		$ (268,793,290)
F.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding
DWS Managed Municipal Bond Fund	|	53

the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
54	|	DWS Managed Municipal Bond Fund

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Class C, Class S and Institutional Class shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2021 to November 30, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.
DWS Managed Municipal Bond Fund	|	55

Expenses and Value of a $1,000 Investment
for the six months ended November 30, 2021 (Unaudited)

Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/21	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/21	$1,006.40	$1,002.50	$1,008.60	$1,007.60
Expenses Paid per $1,000*	$ 3.82	$ 7.73	$ 2.72	$ 2.67
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/21	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/21	$1,021.26	$1,017.35	$1,022.36	$1,022.41
Expenses Paid per $1,000*	$ 3.85	$ 7.79	$ 2.74	$ 2.69
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
DWS Managed Municipal Bond Fund	.76%	1.54%	.54%	.53%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
56	|	DWS Managed Municipal Bond Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Managed Municipal Bond Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2021.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s
DWS Managed Municipal Bond Fund	|	57

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2020, the Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2020. The Board observed that there were limitations to the usefulness of the comparative data provided by Morningstar, noting that the applicable Morningstar universe for the Fund does not provide an adequate basis to evaluate performance because the Fund has a lower duration profile compared to peer funds.
58	|	DWS Managed Municipal Bond Fund

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be equal to the median of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2020, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not
DWS Managed Municipal Bond Fund	|	59

unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees
60	|	DWS Managed Municipal Bond Fund

may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
DWS Managed Municipal Bond Fund	|	61

Account Management Resources
For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
62	|	DWS Managed Municipal Bond Fund

Investment Management	DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor” ), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.
DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SMLAX	SMLCX	SCMBX	SMLIX
CUSIP Number	25158T 608	25158T 822	25158T 848	25158T 855
Fund Number	466	766	2066	544
DWS Managed Municipal Bond Fund	|	63

Privacy Statement
FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

64	|	DWS Managed Municipal Bond Fund

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.
How does DWS collect my personal information?	We collect your personal information, for example, when you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments
Why can’t I limit all sharing?	Federal law gives you the right to limit only
— sharing for affiliates’ everyday business purposes
— information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB” ) name, such as
DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.
California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.
Rev. 12/2021
DWS Managed Municipal Bond Fund	|	65

Notes

Notes

DMMBF-3
(R-025437-11 1/22)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Managed Municipal Bond Fund, a series of Deutsche DWS Municipal Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/28/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/28/2022

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	1/28/2022